QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
QUARTERLY RESULTS (UNAUDITED)
Revenue	$ 165,099	$ 174,040	$ 173,745	$ 184,552	$ 167,121	$ 146,683	$ 143,528	$ 157,041	$ 697,436	$ 614,373	$ 501,215
Gross profit	86,731	98,427	93,322	102,195	85,246	87,688	83,767	93,191	380,675	349,892	321,705
Operating income	23,438	33,023	31,361	40,322	19,827	34,905	31,937	40,425	128,144	127,094	132,745
Net income attributable to common stockholders	$ 12,312	$ 19,100	$ 16,641	$ 25,262	$ 15,560	$ 21,295	$ 18,360	$ 23,715	$ 73,315	$ 78,930	$ 81,217
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.21	$ 0.33	$ 0.29	$ 0.44	$ 0.27	$ 0.37	$ 0.32	$ 0.41	$ 1.28	$ 1.38	$ 1.42
Diluted (in dollars per share)	$ 0.21	$ 0.33	$ 0.29	$ 0.44	$ 0.27	$ 0.37	$ 0.32	$ 0.41	$ 1.26	$ 1.36	$ 1.40